Share capital	6 Months Ended
Jun. 30, 2026
Disclosure Of Share Capital, Reserves And Other Equity Interest [Abstract]
Share capital	Share capital
Normal course issuer bid for BCE First Preferred Shares
For the three and six months ended June 30, 2026, BCE repurchased and canceled 1,369,920 and 2,886,461 First Preferred Shares with a stated capital of $34 million and $72 million for a total cost of $30 million and $62 million, respectively. The remaining $4 million and $10 million were recorded to contributed surplus for the three and six months ended June 30, 2026, respectively.
Conversion and dividend rate reset of BCE First Preferred Shares
On March 31, 2026, all of BCE's floating-rate Cumulative Redeemable First Preferred Shares, Series AN, were converted, on a one-for-one basis, into fixed-rate Cumulative Redeemable First Preferred Shares, Series AM (Series AM Preferred Shares).
The annual fixed dividend rate on BCE's Series AM Preferred Shares was reset for the next five years, effective March 31, 2026, at 4.837%.
On May 1, 2026, 121,070 of BCE's 8,032,285 fixed-rate Cumulative Redeemable First Preferred Shares, Series AG (Series AG Preferred Shares), were converted, on a one-for-one basis, into floating-rate Cumulative Redeemable First Preferred Shares, Series AH (Series AH Preferred Shares). In addition, on the same date, 1,464,469 of BCE's 4,175,513 Series AH Preferred Shares were converted, on a one-for-one basis, into Series AG Preferred Shares.
The annual fixed dividend rate on BCE's Series AG Preferred Shares was reset for the next five years, effective May 1, 2026, at 5.30%. The Series AH Preferred Shares will continue to pay a monthly cash dividend.
Subsequent to quarter end, on August 4, 2026, all of BCE's floating-rate Cumulative Redeemable First Preferred Shares, Series AJ, were converted, on a one-for-one basis, into fixed-rate Cumulative Redeemable First Preferred Shares, Series AI (Series AI Preferred Shares).
The annual fixed dividend rate on BCE's Series AI Preferred Shares was reset for the next five years, effective August 4, 2026, at 5.10%.
Dividends are paid as and when declared by the board of directors of BCE.